Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000135932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Minnesota Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	5.63%	0.25%	1.59%
C000006429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Minnesota Fund (Class C) – including sales charge
Average Annual Return, Percent	3.57%	(0.75%)	0.59%
C000006427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Minnesota Fund (Class A) – including sales charge
Average Annual Return, Percent	0.74%	(0.90%)	0.88%
Without Sales Load [Member] | C000135932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Minnesota Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.63%	0.25%	1.59%
Without Sales Load [Member] | C000006429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Minnesota Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.57%	(0.75%)	0.59%
Without Sales Load [Member] | C000006427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Minnesota Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.46%	0.02%	1.35%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%